Commitments and Contingencies (Other Commitments) (Details) (USD $) In Millions	12 Months Ended
Jul. 02, 2011
Product Purchases for Resale Commitments [Member]
Product purchases for resale term for majority of agreements	one year
Product purchases for resale total commitment	$ 949.3
Product purchases for resale commitment in one year	858.0
Product purchases for resale commitment in two years	91.3
Hardware and Hardware Hosting Services Commitment [Member]
Time period of long-term purchase commitment	ten year period
Total amount of long-term purchase commitment	553.4
Termination fee associated with long-term purchase commitment if terminated in next fiscal year	$ 13.6